Summary of arm’s length transactions with related parties (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Significant Influence Group Companies [Member]
IfrsStatementLineItems [Line Items]
Communication expense					₨ 649
Unsecured loan from third party investor		42,838
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Rendering of services					(21)
Recovery of expenses		102		824	741
Loan given		1,000		2,500	19,500
Interest income				4,240	7,206
Commission expense					₨ (1)
Trade receivable	[2]	530	[1]
Other financial assets	[1]
Unsecured loan from third party investor (refer to note 32)	[1],[2]	821,900
Interest accrued	[1],[2]	₨ 43,842

[1]	Provision for impairment on loans to joint venture is INR 1,000 (March 31, 2022: INR 72,719). Cumulative provision for impairment on loans to joint venture as on March 31, 2023 is INR 73,719 (March 31, 2022: INR 72,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2023 is INR Nil (March 31, 2022: INR Nil), refer to note 27.
[2]	Trade receivables includes advance given against the future bookings amounting INR 530 (March 31, 2022: Nil). Provision for impairment on trade receivables INR Nil (March 31, 2022: INR 3,837). Closing balance of trade receivables (net of allowance) as of March 31, 2023 is INR 530 (March 31, 2022: INR Nil), refer to note 26.